CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property and equipment	$ 6,097	$ 6,719
Intangible assets	2,168	2,257
Goodwill	4,394	4,696
Investments in joint ventures and associates	1,921	2,179
Deferred tax assets	272	343
Non-current income tax advance	28	25
Other financial assets	34	306
Other assets	199	118
Total non-current assets	15,113	16,643
Current assets
Inventories	72	125
Trade and other receivables	745	685
Other assets	394	439
Current income tax assets	230	169
Other financial assets	1,130	190
Cash and cash equivalents	1,304	2,942
Total current assets	3,875	4,550
Assets classified as held for sale	533
Total assets	19,521	21,193
Equity
Equity attributable to equity owners of the parent	4,352	5,960
Non-controlling interests	(425)	83
Total equity	3,927	6,043
Non-current liabilities
Financial liabilities	10,362	8,070
Provisions	116	148
Other liabilities	83	44
Deferred tax liabilities	376	331
Total non-current liabilities	10,937	8,593
Current liabilities
Trade and other payables	1,523	1,744
Other liabilities	1,346	1,236
Other financial liabilities	1,268	3,046
Current income tax payables	48	57
Provisions	422	474
Total current liabilities	4,607	6,557
Liabilities associated with assets held for sale	50
Total equity and liabilities	$ 19,521	$ 21,193